Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.00%
Annual Return 2015	(0.27%)
Annual Return 2016	5.23%
Annual Return 2017	7.08%
Annual Return 2018	(1.80%)
Annual Return 2019	10.57%
Annual Return 2020	8.56%
Annual Return 2021	2.76%
Annual Return 2022	(11.67%)
Annual Return 2023	8.07%